Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Petrodelta's [Member] Dividends	Dec. 31, 2012 Petrodelta's [Member] Dividends	Dec. 31, 2012 HNR Finance [Member]	Dec. 31, 2008 HNR Finance [Member]	Mar. 31, 2013 HNR Finance [Member]	Nov. 30, 2010 HNR Finance [Member] Petrodelta's [Member]	Mar. 31, 2013 HNR Finance [Member] Petrodelta's [Member]	Mar. 31, 2013 Vinccler [Member]	Dec. 31, 2012 Vinccler [Member]
Related Party Transactions (Textual) [Abstract]
Number of dividends declared and paid by equity method investee	2	3
Number of dividends declared and unpaid by equity method investee	1	1
Dividends declared net to HNR Finance			$ 105.5			$ 12.2	$ 33.0
Dividend receivable - equity affiliate			12.2		12.2
Dividend Declared and Paid by HNR Finance				72.5
Dividends Received and Undeclared by HNR Finance			33.0
Undistributed dividends from Vinccler								$ 9.0	$ 9.0